Long-Term Debt (Details) (USD $)						6 Months Ended	1 Months Ended	6 Months Ended												6 Months Ended																		6 Months Ended							0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Fixed principal repayments	Jun. 30, 2013 variable principal payments	Jun. 30, 2013 Final payment due on December 31, 2018	Jun. 30, 2013 Bank agreement	Aug. 31, 2010 Previously Existing Credit Facilities	Jun. 30, 2013 New Credit Facility	Jun. 30, 2013 New Credit Facility Bank agreement	Jun. 30, 2013 Hyundai Samho vendor financing	Dec. 31, 2012 Hyundai Samho vendor financing	Jun. 30, 2013 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2013 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2012 The Royal Bank of Scotland New Credit Facility	Jun. 30, 2013 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2013 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Jun. 30, 2013 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Jun. 30, 2013 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2012 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2013 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Jun. 30, 2013 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2012 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2013 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2013 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Jun. 30, 2013 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2013 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Jun. 30, 2013 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Jun. 30, 2013 Club Facility New Credit Facility	Dec. 31, 2012 Club Facility New Credit Facility	Jun. 30, 2013 Citi-Eurobank New Credit Facility	Dec. 31, 2012 Citi-Eurobank New Credit Facility	Jan. 24, 2011 Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Long-Term Debt
Long-term debt									$ 786,956,945			$ 686,597,000	$ 686,800,000	$ 98,160,000	$ 100,000,000	$ 33,280,000	$ 35,000,000	$ 34,126,000	$ 39,311,000	$ 73,734,000	$ 79,359,000	$ 179,064,000	$ 180,000,000	$ 154,664,000	$ 156,800,000	$ 658,160,000	$ 658,160,000	$ 117,250,000	$ 123,750,000	$ 219,347,000	$ 221,100,000	$ 250,806,000	$ 253,200,000	$ 34,588,000	$ 37,100,000	$ 295,285,000	$ 298,500,000		$ 172,890,000	$ 183,060,000	$ 83,900,000	$ 83,900,000	$ 77,212,000	$ 80,000,000
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	3,177,168,000	3,222,548,000
Current portion	145,941,000	125,076,000										4,934,000	3,771,000	8,246,000	6,069,000	4,774,000	6,123,000	10,369,000	10,369,000	11,250,000	11,250,000	2,119,000	2,406,000	7,122,000	6,279,000	4,092,000		20,417,000	17,727,000	7,779,000	6,076,000	8,245,000	6,966,000	5,281,000	5,438,000	14,097,000	11,401,000		20,340,000	20,340,000	12,013,000	6,180,000	4,863,000	4,681,000
Long-term portion	3,031,227,000	3,097,472,000										681,663,000	683,029,000	89,914,000	93,931,000	28,506,000	28,877,000	23,757,000	28,942,000	62,484,000	68,109,000	176,945,000	177,594,000	147,542,000	150,521,000	654,068,000	658,160,000	96,833,000	106,023,000	211,568,000	215,024,000	242,561,000	246,234,000	29,307,000	31,662,000	281,188,000	287,099,000		152,550,000	162,720,000	71,887,000	77,720,000	72,349,000	75,319,000
Comprehensive Financing Plan exit fee accrued	6,236,000	4,354,000
Fair value hedged debt	1,869,000	2,154,000
Hyundai Samho Vendor Financing
Balance at the end of the period										150,448,000	179,142,000
Current portion	57,388,000	57,388,000								57,388,000	57,388,000
Long-term portion	93,060,000	121,754,000								93,060,000	121,754,000
Payment due by period ended
June 30, 2014	145,941,000		129,273,000	16,668,000						57,388,000
June 30, 2015	158,697,000		142,862,000	15,835,000						57,388,000
June 30, 2016	250,705,000		168,810,000	81,895,000						35,672,000
June 30, 2017	378,974,000		192,367,000	186,607,000
June 30, 2018	344,611,000		169,336,000	175,275,000
June 30, 2019 and thereafter	1,890,135,000		244,376,000	34,900,000	1,610,859,000
Total long-term debt	3,169,063,000		1,047,024,000	511,180,000	1,610,859,000					150,448,000
Increase in interest rate margin (as a percent)																				0.005
New debt financing subject to bank agreement																																													425,000,000
Variable rate basis								LIBOR																														LIBOR
Interest rate added to variable rate basis (as a percent)						1.85%		1.85%																														2.85%
Amendment fee as a percentage of outstanding commitments							0.50%
Amendment fee accrued under other long-term liabilities						$ 5,000,000